Other payables (Tables)	9 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Lender Warrants

	September 30, 2024	December 31, 2023
Lender warrants	$—	$—

Schedule of Deferred share units

	September 30, 2024	December 31, 2023
Deferred share units	$43,460	$376,565

Schedule of Performance share units

	September 30, 2024	December 31, 2023
Performance share units	$—	$1,047

Schedule of Device contract termination

	September 30, 2024	December 31, 2023
Device contract termination	$—	$3,750,000

Schedule of Klein Note settlement payable

	September 30, 2024	December 31, 2023

Klein Note settlement	$—	$1,603,169

Schedule of PA Settlement Agreement

	September 30, 2024	December 31, 2023
PA Settlement Agreement	$533,333	$—

Schedule of Neuronetics Transaction Costs

	September 30, 2024	December 31, 2023
Neuronetics Transaction Costs	$1,370,602	$—